Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Cash and short-term investments	$ 138,510	$ 175,953	$ 180,881
Short-term investments	74,004	51,590
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and short-term investments	138,510	175,953
Short-term investments	74,004	51,590
Trade accounts receivable	40,803	51,952
Royalty receivable	105	60
Employee loans	$ 312	$ 491